Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets [Abstract]
Goodwill allocated to cash generating units [text block table]	Goodwill allocated to cash-generating units in € m. Investment Bank Corporate Bank AssetManage-ment Private Bank Total Balance as of January 1, 2023 0 0 2,919 0 2,919 Goodwill acquired during the year 235 0 0 0 235 Purchase accounting adjustments 0 0 0 0 0 Transfers 0 0 0 0 0 Reclassification from (to) “held for sale” 0 0 (7) 0 (7) Goodwill related to dispositions without being classified as “held for sale” 0 0 0 0 0 Impairment losses1 (233) 0 0 0 (233) Exchange rate changes/other (2) 0 (63) 0 (65) Balance as of December 31, 2023 0 0 2,849 0 2,849 Gross amount of goodwill 4,175 615 3,336 3,723 11,848 Accumulated impairment losses (4,175) (615) (487) (3,723) (9,000) Balance as of January 1, 2024 0 0 2,849 0 2,849 Goodwill acquired during the year 0 0 0 0 0 Purchase accounting adjustments 0 0 0 0 0 Transfers 0 0 0 0 0 Reclassification from (to) “held for sale” 0 0 0 0 0 Goodwill related to dispositions without being classified as “held for sale” 0 0 0 0 0 Impairment losses1 0 0 0 0 0 Exchange rate changes/other 0 0 114 0 114 Balance as of December 31, 2024 0 0 2,963 0 2,963 Gross amount of goodwill 4,418 643 3,477 3,737 12,275 Accumulated impairment losses (4,418) (643) (515) (3,737) (9,313) 1 Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement
Change in certain key assumptions to cause the recoverable amount to equal the carrying amount [Text Block Table]	Change in certain key assumptions to cause the recoverable amount to equal the carrying amount Change in Key Assumptions Asset Management Discount rate (post tax) increase from 10.4 % to 12.3 % Change in projected future earnings in each period by (16.9) % Long term growth rate from 3.3 % to N/M N/M – Not meaningful, as a rate of 0% would still lead to a recoverable amount in excess of the carrying amount
Changes of Other Intangible Assets by Asset Class [text block table]	Changes of other intangible assets by asset classes for the years ended December 31, 2024 and December 31, 2023 Purchased intangible assets Internallygeneratedintangibleassets Total otherintangibleassets Unamortized Amortized Amortized in € m. Retailinvestmentmanagementagreements Other Totalunamortizedpurchasedintangibleassets Customer-relatedintangibleassets Contract-basedintangibleassets Softwareandother Totalamortizedpurchasedintangibleassets Software Cost of acquisition/manufacture: Balance as ofJanuary 1, 2023 1,083 441 1,524 1,421 70 792 2,283 10,116 13,923 Additions 0 0 0 56 0 66 122 1,314 1,436 Changes in the group ofconsolidated companies 0 0 0 0 0 0 0 0 0 Disposals 0 0 0 0 0 0 0 71 72 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 0 0 Transfers 0 0 0 0 0 (4) (4) 0 (4) Exchange rate changes (37) 0 (37) (21) 0 0 (21) (72) (130) Balance as ofDecember 31, 2023 1,046 440 1,486 1,456 70 854 2,380 11,288 15,154 Additions 0 0 0 2 0 8 10 1,407 1,417 Changes in the group ofconsolidated companies 0 0 0 (49) (1) (1) (51) 0 (51) Disposals 0 0 0 0 0 31 31 121 152 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 0 0 Transfers 0 23 23 (40) (35) (28) (103) (3) (83) Exchange rate changes 71 0 71 42 0 2 44 171 286 Balance as ofDecember 31, 2024 1,117 463 1,580 1,411 35 803 2,249 12,742 16,571 Accumulated amortizationand impairment: Balance as ofJanuary 1, 2023 342 439 781 1,417 70 659 2,146 6,824 9,750 Amortization for the year 0 0 0 3 0 35 38 1,027 1,0641 Changes in the group ofconsolidated companies 0 0 0 0 0 0 0 0 0 Disposals 0 0 0 0 0 0 0 71 72 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 0 0 Impairment losses 0 0 0 0 0 0 0 24 242 Reversals of impairmentlosses 0 0 0 0 0 0 0 0 0 Transfers 0 0 0 0 0 (3) (3) 0 (3) Exchange rate changes (12) 0 (12) (20) 0 (1) (21) (54) (87) Balance as ofDecember 31, 2023 330 439 769 1,399 70 690 2,159 7,749 10,676 Amortization for the year 0 0 0 5 0 36 41 1,130 1,1713 Changes in the group ofconsolidated companies 0 0 0 (49) (1) (1) (51) 0 (51) Disposals 0 0 0 0 0 31 31 121 152 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 0 0 Impairment losses 0 0 0 0 0 0 0 29 294 Reversals of impairmentlosses 0 0 0 0 0 0 0 0 0 Transfers 0 23 23 (40) (34) (29) (103) (1) (80) Exchange rate changes 22 0 22 40 0 0 40 130 192 Balance as ofDecember 31, 2024 353 461 814 1,356 35 664 2,055 8,917 11,785 Carrying amount: As of December 31, 2023 716 1 717 57 0 164 221 3,539 4,478 As of December 31, 2024 764 2 766 55 0 139 194 3,825 4,786 1 € 1.1 billion were included in general and administrative expenses. 2 € 24 million were impairment losses on self-developed software recorded in general and administrative expenses. 3 € 1.2 billion were included in general and administrative expenses. 4 € 29 million were impairment losses on self-developed software recorded in general and administrative expenses .
Useful Lives of Other Amortized Intangible Assets by Asset Class [text block table]	Useful lives of other amortized intangible assets by asset class Useful livesin years Internally generated intangible assets: Software up to 10 Purchased intangible assets: Customer-related intangible assets up to 15 Other up to 20